Equity	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Equity
Note 5: Equity
Preferred and Common Shares Outstanding and Other Equity Instruments
(1)

(Canadian $ in millions, except as noted)	July 31, 2021		October 31, 2020
	Number of shares	Amount	Number of shares	Amount	Convertible into...
Preferred Shares - Classified as Equity
Class B – Series 25	9,425,607	236	9,425,607	236	Class B - Series 26	(2)
Class B – Series 26	2,174,393	54	2,174,393	54	Class B - Series 25	(2)
Class B – Series 27	20,000,000	500	20,000,000	500	Class B - Series 28	(2)(3)
Class B – Series 29	16,000,000	400	16,000,000	400	Class B - Series 30	(2)(3)
Class B – Series 31	12,000,000	300	12,000,000	300	Class B - Series 32	(2)(3)
Class B – Series 33	8,000,000	200	8,000,000	200	Class B - Series 34	(2)(3)
Class B – Series 35	-	-	6,000,000	150	Not convertible	(8)
Class B – Series 36	-	-	600,000	600	Class B - Series 37	(8)
Class B – Series 38	24,000,000	600	24,000,000	600	Class B - Series 39	(2)(3)
Class B – Series 40	20,000,000	500	20,000,000	500	Class B - Series 41	(2)(3)
Class B – Series 42	16,000,000	400	16,000,000	400	Class B - Series 43	(2)(3)
Class B – Series 44	16,000,000	400	16,000,000	400	Class B - Series 45	(2)(3)
Class B – Series 46	14,000,000	350	14,000,000	350	Class B - Series 47	(2)(3)
Preferred Shares - Classified as Equity		3,940		4,690
Other Equity Instruments 4.8% Additional Tier 1 Capital Notes (AT1 Notes)		658		658	Common shares	(3)
4.3% Limited Recourse Capital Notes, Series 1 (LRCNs)		1,250		1,250	Common shares	(3)(4)
Other Equity Instruments		1,908		1,908
Preferred Shares and Other Equity Instruments		5,848		6,598
Common Shares (5) (6) (7)	648,094,938	13,609	645,889,396	13,430

(1)	For additional information refer to Notes 16 and 20 of our annual consolidated financial statements for the year ended October 31, 2020.
(2)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(3)
The instruments issued include a NVCC provision, which is necessary for the preferred shares, AT1 Notes and by virtue of the recourse to Preferred Shares Series 48, the LRCNs (see (4) below) to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share, including Preferred Shares Series 48, and AT1 Note is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the value of the preferred share or other equity instrument, including declared and unpaid dividends, by the conversion price and then applying the multiplier.

(4)
Non-deferrable
interest is payable semi-annually on the LRCNs at the bank’s discretion.
Non-payment
of interest will result in a recourse event, with the noteholders’ sole remedy being the holders’ proportionate share of trust assets comprised of our NVCC Preferred Shares Series 48, which are eliminated on consolidation. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCNs. In circumstances under which NVCC, including the Preferred Shares Series 48, would be converted into common shares of the bank, the LRCNs would be redeemed and the noteholders’ sole remedy would be their proportionate share of trust assets, then comprised of common shares of the bank received by the trust on conversion of the Preferred Share Series 48.

(5)	The stock options issued under the Stock Option Plan are convertible into 6,077,912 common shares as at July 31, 2021 (6,446,110 common shares as at October 31, 2020).
(6)
During the three and nine months ended July 31, 2021, we did not issue common shares under the Shareholder Dividend Reinvestment and Share Purchase Plan and we issued 503,580 and 1,330,160 common shares, respectively, under the Stock Option Plan.

(7)	Common shares are net of 222,652 treasury shares as at July 31, 2021 (652,730 treasury shares as at October 31, 2020).
(8)	Series 35 and Series 36 were redeemed and final dividends were paid on November 25, 2020.
Other Equity Instruments
The bank’s US$500 million (CAD $658 million) 4.8% Additional Tier 1 Capital Notes (AT1 Notes) and $1,250 million 4.3% Limited Recourse Capital Notes Series 1 (LRCNs) are classified as equity and form part of our additional
Tier 1 non-viability contingent capital.
 Both the AT1 Notes and LRCNs are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability components of both instruments and, as a result, the full amount of proceeds has been classified as equity. Semi-annual distributions on the AT1 Notes and LRCNs are recognized as a reduction in equity when payable. The AT1 Notes and LRCNs are subordinate to the claims of the depositors and certain other creditors in right of payment.
Preferred Shares
On July 16, 2021, we announced our intention to redeem all of our 9,425,607 outstanding Non-Cumulative 5 Year Rate Reset Class B Preferred Shares, Series 25 for an aggregate total of approximately $236 million and all of our 2,174,393 outstanding Non-Cumulative Floating Rate Class B Preferred Shares, Series 26 for an aggregate total of approximately $54 million on August 25, 2021.
On November 25, 2020, we redeemed all of our 6 million issued and outstanding
Non-Cumulative
Perpetual Class B Preferred Shares, Series 35 (NVCC) for an aggregate total of $156 million and all of our 600,000 issued and outstanding
Non-Cumulative
5-Year
Rate Reset Class B Preferred Shares, Series 36 (NVCC) for an aggregate total of $600 million.
Normal Course Issuer Bid
Our previous normal course issuer bid (NCIB) expired on June 2, 2020. Our plan, subject to approval of OSFI and the Toronto Stock Exchange, was to establish a new NCIB over a
12-month
period, commencing on or about June 3, 2020. The renewal process was put on hold in light of OSFI’s announcement on March 13, 2020 that all share buybacks by federally regulated financial institutions should be halted for the time being, and we did not renew our NCIB. We expect to proceed with the new NCIB following an announcement from OSFI that the restriction is no longer in effect.
Shareholder Dividend Reinvestment and Share Purchase Plan
Until further notice, common shares under the Shareholder Dividend Reinvestment and Share Purchase Plan are purchased on the open market without a discount.